Trade Receivables, Net - Schedule of Trade Receivables, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Trade Receivables, Net [Abstract]
Trade receivables	¥ 83,143	$ 11,390	¥ 145,893